Share-based Payment - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2018 CAD ($) d shares	Oct. 31, 2017 CAD ($)	Jun. 08, 2018 shares	Oct. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	10 years
Number of business days extended | d	10
Common shares issued as a result of the exercise of options | shares			22,655,000
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	16,000,000	18,000,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares	129,000,000
Common shares issued as a result of the exercise of options | shares	106,800,000
Outstanding options	14,000,000
Available for issuance as options | shares	8,200,000
Common shares held under employee ownership plan	14,140,000	15,555,000		19,852,000
Other reserves for vested stock options recorded in equity	$ 164,000,000	$ 177,000,000
Future unrecognized compensation cost for non-vested stock options	$ 4,000,000	$ 4,000,000
Weighted-average period recognition	2 years 25 days	1 year 10 months 24 days
SARs shares granted	988,000	1,141,000
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 7,000,000	$ 7,000,000
Tandem stock appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	3,900	5,900
Description of stock options granted	Employee stock options granted between December 2, 2005 to November 1, 2009 have Tandem SARs, which provide the employee the choice to either exercise the stock option for shares, or to exercise the Tandem SARs and thereby receive the intrinsic value of the stock option in cash.
Share-based payment liability recognized for vested awards	$ 100,000	$ 0
Intrinsic value of liability recognized for vested SARs	200,000	0
Net gains arising from derivatives	$ 0	$ 300,000
Number of units awarded and outstanding	3,900	5,900
Tandem stock appreciation rights [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 600,000	$ 400,000
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	1,073,146	1,275,608
Share-based payment liability recognized for vested awards	$ 14,000,000	$ 31,000,000
Intrinsic value of liability recognized for vested SARs	27,000,000	28,000,000
Compensation expense	3,000,000	2,000,000
Net gains arising from derivatives	$ 8,000,000	$ 20,000,000
SARs shares granted	53,056	60,840
SARs shares vested	1,032,495	1,229,330
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards	$ 745,000,000	$ 946,000,000
Compensation expense	188,000,000	203,000,000
Net gains (loss) arising from derivatives	$ 85,000,000	$ 160,000,000
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	939,290	755,472
Number of units vested	795,783	684,017
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	314,424	299,867
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	2,639,165	2,197,100
Number of units vested	1,665,885	1,497,340
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding	7,813,011	8,250,143
Number of share based units vested	6,403,107	6,718,738
Deferred performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	1,251,576	1,587,037
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 55,000,000	$ 54,000,000
Percentage of employer matching contribution	50.00%	50.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 05, 2018
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 07, 2027